ORGANIZATION AND PRINCIPAL ACTIVITIES - Reverse Recapitalization (Details) - $ / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net (loss) income per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted:
Loss per share from continuing operations	[1]		$ (3.56)	$ (1.22)
Income (loss) per share from discontinued operations	[1]		(0.02)	0.07
Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted	[1]	$ (1.39)	(3.58)	(1.15)
Before adjustment
Net (loss) income per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted:
Loss per share from continuing operations			(0.56)	(0.19)
Income (loss) per share from discontinued operations			0.00	0.01
Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted			$ (0.56)	$ (0.18)

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)